Investments In Associates And Joint Ventures, Other Investments And Non-Current Accounts Receivable - Summary of Combined Condensed Statements of Financial Position (Detail) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Current assets		$ 6,097	$ 5,016
Non-current assets		22,848	22,283
Total assets		28,945	27,299
Current liabilities		7,347	6,092
Non-current liabilities		7,960	8,730
Total liabilities		15,307	14,822
Total net assets		13,638	12,477
Associates and Joint Ventures [Member]
Disclosure of associates [line items]
Current assets		1,818	1,755
Non-current assets		2,597	2,108
Total assets	[1]	4,415	3,863
Current liabilities		470	492
Non-current liabilities		1,076	859
Total liabilities		1,546	1,351
Total net assets		$ 2,869	$ 2,512

[1]	Out of the total assets in 2025 and 2024 of the table above, Camcem, S.A. de C.V. (“Camcem”), holding company of GCC, S.A.B. de C.V., represented 80% and 78%, respectively. In addition, out of total liabilities, Camcem represented 80% in 2025 and 79% in 2024.